UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22578

Vericimetry Funds
(Exact name of registrant as specified in charter)

790 E. Colorado Blvd., 9th Floor
Pasadena, CA 91101
 (Address of principal executive offices) (Zip code)

Glenn S. Freed
790 E. Colorado Blvd., 9th Floor
Pasadena, CA 91101
 (Name and address of agents for service)

Registrant's telephone number, including area code: (818) 813-1351

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Item 1. Schedule of Investments

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS – 97.4%
BASIC MATERIALS – 4.0%
A Schulman, Inc.	9,300	$376,929
Aceto Corp.[1]	3,765	81,700
AK Steel Holding Corp.*	9,000	53,460
Allegheny Technologies, Inc.	1,600	55,632
Allied Nevada Gold Corp.*, 1	8,100	7,047
Axiall Corp.	9,100	386,477
Cabot Corp.	500	21,930
Century Aluminum Co.*	34,600	844,240
Chemtura Corp.*	800	19,784
Clearwater Paper Corp.*	700	47,985
Cliffs Natural Resources, Inc.[1]	8,400	59,976
Coeur Mining, Inc.*	17,900	91,469
Commercial Metals Co.	30,400	495,216
Domtar Corp.	3,000	120,660
Friedman Industries, Inc.	1,000	7,010
H.B. Fuller Co.	2,000	89,060
Hawkins, Inc.	1,790	77,561
Hecla Mining Co.	31,500	87,885
Horsehead Holding Corp.*, 1	9,200	145,636
Innophos Holdings, Inc.	600	35,070
Kaiser Aluminum Corp.[1]	9,093	649,513
KMG Chemicals, Inc.[1]	4,991	99,820
Koppers Holdings, Inc.	700	18,186
Kraton Performance Polymers, Inc.*	11,200	232,848
Kronos Worldwide, Inc.	5,300	69,006
Landec Corp.*	5,300	73,193
Materion Corp.	2,900	102,167
Mercer International, Inc.*	14,300	175,747
Noranda Aluminum Holding Corp.	20,710	72,899
Northern Technologies International Corp.*, 1	2,300	49,082
Oil-Dri Corp. of America	200	6,526
Olin Corp.	13,600	309,672
OM Group, Inc.	11,800	351,640
OMNOVA Solutions, Inc.*	4,400	35,816
Orchids Paper Products Co.	3,700	107,707
Penford Corp.*	4,600	85,974
PH Glatfelter Co.	11,667	298,325
Resolute Forest Products, Inc.*	13,200	232,452
Schnitzer Steel Industries, Inc. - Class A	9,800	221,088
Schweitzer-Mauduit International, Inc.	900	38,070
Sensient Technologies Corp.	3,000	181,020
Shiloh Industries, Inc.*	2,220	34,921
Stillwater Mining Co.*	21,600	318,384
Tronox Ltd. - Class A	7,400	176,712

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
BASIC MATERIALS (Continued)
United States Lime & Minerals, Inc.	300	$21,858
Universal Stainless & Alloy Products, Inc.*	1,900	47,785
Uranium Resources, Inc.*, 1	15,900	29,574
Verso Paper Corp.*, 1	22,700	77,861
Wausau Paper Corp.	8,300	94,371
Zep, Inc.	1,600	24,240
		7,341,184

COMMUNICATIONS – 4.0%
1-800-Flowers.com, Inc. - Class A*	15,613	128,651
AH Belo Corp. - Class A	4,235	43,959
Alaska Communications Systems Group, Inc.*, 1	22,400	40,096
AOL, Inc.*, 1	5,900	272,403
ARRIS Group, Inc.*	2,500	75,475
Atlantic Tele-Network, Inc.	3,329	225,007
Aviat Networks, Inc.*	19,400	29,100
Aware, Inc.	10,900	49,486
Bankrate, Inc.*	5,600	69,608
Beasley Broadcast Group, Inc. - Class A	800	4,088
Black Box Corp.	2,600	62,140
Blucora, Inc.*	5,500	76,175
Blue Nile, Inc.*	1,500	54,015
Calix, Inc.*	5,400	54,108
ClearOne, Inc.	1,100	10,626
Communications Systems, Inc.	100	1,069
Comtech Telecommunications Corp.	4,426	139,508
Courier Corp.	9,700	144,724
Cumulus Media, Inc. - Class A*	9,000	38,070
Daily Journal Corp.*	200	52,602
Dice Holdings, Inc.*	1,700	17,017
DigitalGlobe, Inc.*	7,700	238,469
EarthLink Holdings Corp.	20,000	87,800
Entercom Communications Corp. - Class A*	13,700	166,592
Entravision Communications Corp. - Class A	15,800	102,384
ePlus, Inc.*	4,200	317,898
EW Scripps Co. - Class A*, 1	11,300	252,555
Finisar Corp.*, 1	1,000	19,410
FTD Cos., Inc.*	4,446	154,810
Global Sources Ltd.*, 1	2,967	18,870
Gray Television, Inc. - Class A*, 1	4,881	44,661
Harmonic, Inc.*, 1	16,400	114,964
Harte-Hanks, Inc.	5,368	41,548
Hawaiian Telcom Holdco, Inc.*, 1	2,300	63,411
ID Systems, Inc.*	3,900	26,091

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
InterDigital, Inc.	900	$47,610
Internap Corp.*	19,800	157,608
Intralinks Holdings, Inc.*	13,000	154,700
Iridium Communications, Inc.*, 1	25,400	247,650
Ixia*	6,500	73,125
Journal Communications, Inc. - Class A*	15,700	179,451
KVH Industries, Inc.*	2,500	31,625
Limelight Networks, Inc.*	38,959	107,917
Lionbridge Technologies, Inc.*	3,000	17,250
Marchex, Inc. - Class B	13,300	61,047
MeetMe, Inc.*, 1	4,800	7,344
Meredith Corp.	2,000	108,640
Millennial Media, Inc.*, 1	10,400	16,640
ModusLink Global Solutions, Inc.*, 1	11,100	41,625
NeoPhotonics Corp.*	5,580	18,860
NETGEAR, Inc.*	5,700	202,806
New Media Investment Group, Inc.	15,300	361,539
Novatel Wireless, Inc.*	8,700	28,014
Oclaro, Inc.*, 1	29,950	53,311
Orbitz Worldwide, Inc.*	4,300	35,389
Overstock.com, Inc.*, 1	3,000	72,810
PC-Tel, Inc.	6,554	56,758
Perficient, Inc.*	6,100	113,643
Polycom, Inc.*	27,000	364,500
Preformed Line Products Co.	600	32,778
Premiere Global Services, Inc.*	12,811	136,053
Procera Networks, Inc.*	2,400	17,256
QuinStreet, Inc.*	17,900	108,653
Radio One, Inc. - Class D*	8,178	13,657
RealNetworks, Inc.*	4,990	35,130
RELM Wireless Corp.*	3,100	14,880
RLJ Entertainment, Inc.*, 1	6,000	12,000
Safeguard Scientifics, Inc.*	1,900	37,658
Saga Communications, Inc. - Class A	900	39,132
Salem Communications Corp. - Class A1	2,521	19,714
Scholastic Corp.[1]	8,500	309,570
ShoreTel, Inc.*	3,100	22,785
Sinclair Broadcast Group Inc - Class A1	600	16,416
Spok Holdings, Inc.	5,400	93,744
Support.com, Inc.*	2,700	5,697
TechTarget, Inc.*	4,900	55,713
TeleCommunication Systems, Inc. - Class A*	22,103	68,961
Telenav, Inc.*	9,111	60,770
TheStreet, Inc.	9,702	23,091

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Tremor Video, Inc.*, 1	12,500	$35,875
United Online, Inc.	10,218	148,672
Vonage Holdings Corp.*	26,300	100,203
West Corp.	1,650	54,450
Wireless Telecom Group, Inc.*	8,178	21,426
World Energy Solutions, Inc.*, 1	6,500	35,750
		7,317,286

CONSUMER, CYCLICAL – 15.3%
Abercrombie & Fitch Co. - Class A1	11,550	330,792
Allegiant Travel Co.	300	45,099
AMC Entertainment Holdings, Inc. - Class A	14,510	379,872
America's Car-Mart, Inc.*, 1	3,500	186,830
American Eagle Outfitters, Inc.	13,600	188,768
American Woodmark Corp.*	4,100	165,804
Ark Restaurants Corp.	100	2,253
Barnes & Noble, Inc.*	15,800	366,876
Bassett Furniture Industries, Inc.	4,750	92,672
Big 5 Sporting Goods Corp.	1,400	20,482
Big Lots, Inc.	1,900	76,038
Biglari Holdings, Inc.*	267	106,669
BJ's Restaurants, Inc.*, 1	7,150	359,001
Black Diamond, Inc.*	2,150	18,813
Bloomin' Brands, Inc.*	5,000	123,800
Bon-Ton Stores, Inc.[1]	2,500	18,525
Brinker International, Inc.	1,300	76,297
Brown Shoe Co., Inc.	8,100	260,415
Build-A-Bear Workshop, Inc.*, 1	8,671	174,287
Burlington Stores, Inc.*	5,100	241,026
Callaway Golf Co.[1]	15,850	122,045
Carrols Restaurant Group, Inc.*	3,676	28,048
Casey's General Stores, Inc.	4,200	379,344
Cash America International, Inc.	7,200	162,864
Cato Corp. - Class A	5,500	231,990
Century Casinos, Inc.*, 1	1,900	9,595
Children's Place, Inc.[1]	4,700	267,900
Churchill Downs, Inc.	960	91,488
Citi Trends, Inc.*	4,100	103,525
Columbia Sportswear Co.	14,916	664,359
Commercial Vehicle Group, Inc.*	10,300	68,598
Compx International, Inc.	100	1,180
Cooper Tire & Rubber Co.	3,700	128,205
Cooper-Standard Holding, Inc.*	100	5,788
Core-Mark Holding Co., Inc.	7,936	491,476

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Cracker Barrel Old Country Store, Inc.	800	$112,608
Crocs, Inc.*, 1	9,362	116,931
Crown Crafts, Inc.[1]	2,560	19,712
CST Brands, Inc.	5,525	240,945
Daktronics, Inc.	200	2,502
Denny's Corp.*	5,700	58,767
DineEquity, Inc.[1]	800	82,912
Dixie Group, Inc.*, 1	4,000	36,680
Dorman Products, Inc.*, 1	3,600	173,772
Douglas Dynamics, Inc.	1,500	32,145
Dover Motorsports, Inc.	8,000	20,880
DSW, Inc. - Class A	1,000	37,300
Emerson Radio Corp.	3,600	3,780
Empire Resorts, Inc.*, 1	12,600	97,776
Eros International PLC*, 1	12,750	269,790
Escalade, Inc.[1]	2,000	30,180
Ethan Allen Interiors, Inc.[1]	4,800	148,656
Ezcorp, Inc. - Class A*, 1	10,600	124,550
Federal-Mogul Holdings Corp.*	8,136	130,908
Finish Line, Inc. - Class A	2,700	65,637
Flanigan's Enterprises, Inc.*	1,800	54,000
Flexsteel Industries, Inc.	872	28,122
Francesca's Holdings Corp.*, 1	3,300	55,110
Fred's, Inc. - Class A	12,200	212,402
Frisch's Restaurants, Inc.[1]	600	16,080
G&K Services, Inc. - Class A	8,900	630,565
G-III Apparel Group Ltd.*	300	30,303
Gaiam, Inc. - Class A*	4,600	32,798
Gaming Partners International Corp.*	1,400	11,921
Genesco, Inc.*	800	61,296
Green Brick Partners, Inc.*	7,798	63,944
Group 1 Automotive, Inc.[1]	8,900	797,618
Guess?, Inc.	2,750	57,970
H&E Equipment Services, Inc.	200	5,618
Haverty Furniture Cos., Inc.	300	6,603
Hawaiian Holdings, Inc.*, 1	39,412	1,026,683
hhgregg, Inc.*, 1	7,000	52,990
Hooker Furniture Corp.	2,400	41,208
Houston Wire & Cable Co.	6,400	76,480
Iconix Brand Group, Inc.*, 1	12,600	425,754
Installed Building Products, Inc.*	6,300	112,266
International Speedway Corp. - Class A	2,600	82,290
Interval Leisure Group, Inc.	3,100	64,759
Isle of Capri Casinos, Inc.*	8,060	67,462

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Jack in the Box, Inc.	800	$63,968
JAKKS Pacific, Inc.*, 1	5,000	34,000
JetBlue Airways Corp.*, 1	113,000	1,792,180
Johnson Outdoors, Inc. - Class A	4,400	137,280
Kimball International, Inc. - Class B	4,000	36,480
Kirkland's, Inc.*	2,706	63,970
La-Z-Boy, Inc.	1,400	37,576
Libbey, Inc.*	4,252	133,683
Life Time Fitness, Inc.*	11,000	622,820
Lifetime Brands, Inc.	2,947	50,688
Luby's, Inc.*	900	4,095
M/I Homes, Inc.*, 1	5,100	117,096
Marcus Corp.	4,900	90,699
MarineMax, Inc.*, 1	11,300	226,565
Marriott Vacations Worldwide Corp.[1]	11,500	857,210
MDC Holdings, Inc.[1]	8,900	235,583
Men's Wearhouse, Inc.	584	25,784
Meritage Homes Corp.*, 1	3,300	118,767
Meritor, Inc.*	1,300	19,695
Miller Industries, Inc.	3,125	64,969
Modine Manufacturing Co.*	2,104	28,614
Monarch Casino & Resort, Inc.*	1,800	29,862
Motorcar Parts of America, Inc.*	3,500	108,815
NACCO Industries, Inc. - Class A	2,880	170,957
Nautilus, Inc.*	8,900	135,102
Office Depot, Inc.*	102,000	874,650
Oshkosh Corp.	1,100	53,515
Outerwall, Inc.*, 1	500	37,610
Pacific Sunwear of California, Inc.*, 1	8,900	19,402
Pantry, Inc.*	14,828	549,526
Papa John's International, Inc.	2,700	150,660
PC Connection, Inc.[1]	11,200	274,960
PCM, Inc.*	3,600	34,272
Penn National Gaming, Inc.*, 1	15,187	208,518
Pep Boys-Manny Moe & Jack*	9,800	96,236
Perfumania Holdings, Inc.*	900	5,508
Perry Ellis International, Inc.*	12,800	331,904
RCI Hospitality Holdings, Inc.*	4,100	41,082
Reading International, Inc. - Class A*	17,200	228,072
Red Robin Gourmet Burgers, Inc.*	500	38,487
Regal Entertainment Group - Class A1	15,930	340,265
Regis Corp.*	20,246	339,323
Remy International, Inc.	425	8,891
Republic Airways Holdings, Inc.*	25,400	370,586

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Rocky Brands, Inc.	1,500	$19,890
Ruby Tuesday, Inc.*	21,400	146,376
Rush Enterprises, Inc. - Class A*	11,237	360,146
Rush Enterprises, Inc. - Class B*	3,780	106,445
Ryland Group, Inc.	7,800	300,768
ScanSource, Inc.*	2,700	108,432
Scientific Games Corp. - Class A*, 1	3,400	43,282
Select Comfort Corp.*	9,250	250,027
Shoe Carnival, Inc.	7,400	190,106
Skechers U.S.A., Inc. - Class A*	10,800	596,700
Skullcandy, Inc.*	4,400	40,436
SkyWest, Inc.	26,000	345,280
Sonic Automotive, Inc. - Class A	8,300	224,432
Sonic Corp.	1,500	40,845
Spartan Motors, Inc.	7,427	39,066
Speedway Motorsports, Inc.	12,119	265,043
Sportsman's Warehouse Holdings, Inc.*, 1	4,600	33,672
Stage Stores, Inc.[1]	6,600	136,620
Standard Motor Products, Inc.	700	26,684
Steelcase, Inc. - Class A	9,900	177,705
Stein Mart, Inc.	3,700	54,094
Steiner Leisure Ltd.*	1,300	60,073
Strattec Security Corp.	900	74,322
Superior Industries International, Inc.	10,900	215,711
Superior Uniform Group, Inc.	2,127	62,470
Supreme Industries, Inc. - Class A	10,165	71,765
Systemax, Inc.*	1,119	15,107
Tandy Leather Factory, Inc.	276	2,492
Texas Roadhouse, Inc.	4,600	155,296
Tilly's, Inc.*	4,000	38,760
Titan International, Inc.[1]	14,850	157,855
Titan Machinery, Inc.*	2,500	34,850
Town Sports International Holdings, Inc.	1,600	9,520
Trans World Entertainment Corp.	8,500	27,965
Tuesday Morning Corp.*, 1	8,200	177,940
Unifi, Inc.*	5,697	169,372
UniFirst Corp.	4,500	546,525
United Stationers, Inc.	1,800	75,888
Universal Electronics, Inc.*	4,600	299,138
Vail Resorts, Inc.	1,200	109,356
Vera Bradley, Inc.*	1,300	26,494
Vitamin Shoppe, Inc.*	3,800	184,604
VOXX International Corp.*	3,924	34,374
Wabash National Corp.*	8,800	108,768

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
WCI Communities, Inc.*, 1	1,490	$29,174
Wendy's Co.	37,900	342,237
Wesco Aircraft Holdings, Inc.*	5,000	69,900
WESCO International, Inc.*	500	38,105
West Marine, Inc.*	3,900	50,388
Weyco Group, Inc.	97	2,878
William Lyon Homes - Class A*	400	8,108
Winnebago Industries, Inc.	1,000	21,760
Wolverine World Wide, Inc.	3,000	88,410
World Fuel Services Corp.	800	37,544
Zumiez, Inc.*, 1	6,400	247,232
		28,121,752

CONSUMER, NON-CYCLICAL – 13.8%
Aaron's, Inc.[1]	9,200	281,244
ABM Industries, Inc.	3,050	87,383
ACCO Brands Corp.*	34,000	306,340
Achillion Pharmaceuticals, Inc.*	14,900	182,525
Acme United Corp.	2,100	41,979
Addus HomeCare Corp.*	3,100	75,237
Affymetrix, Inc.*, 1	7,400	73,038
Albany Molecular Research, Inc.*, 1	3,200	52,096
Alere, Inc.*	6,800	258,400
Alico, Inc.	400	20,012
Almost Family, Inc.*	3,200	92,640
AMAG Pharmaceuticals, Inc.*, 1	1,400	59,668
Amedisys, Inc.*	11,402	334,649
Amsurg Corp.*	9,200	503,516
Analogic Corp.	2,100	177,681
Andersons, Inc.	2,500	132,850
AngioDynamics, Inc.*	11,400	216,714
Apollo Education Group, Inc.*	5,550	189,311
ARC Document Solutions, Inc.*	1,900	19,418
Barrett Business Services, Inc.	1,300	35,620
BioScrip, Inc.*	2,400	16,776
BioTelemetry, Inc.*	13,900	139,417
Booz Allen Hamilton Holding Corp.	7,000	185,710
Boston Beer Co., Inc. - Class A*	300	86,862
Boulder Brands, Inc.*	8,800	97,328
Bridgepoint Education, Inc.*	1,146	12,973
Brink's Co.	100	2,441
Cal-Maine Foods, Inc.[1]	1,700	66,351
Career Education Corp.*	4,506	31,362
CBIZ, Inc.*	8,300	71,048

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
CDI Corp.	9,700	$171,787
Central Garden and Pet Co.*	3,762	33,030
Central Garden and Pet Co. - Class A*	9,600	91,680
Chemed Corp.[1]	1,000	105,670
Chimerix, Inc.*, 1	1,500	60,390
Chiquita Brands International, Inc.*	14,100	203,886
CONMED Corp.	9,200	413,632
Coronado Biosciences, Inc.*, 1	12,700	30,988
CRA International, Inc.*	5,000	151,600
Cross Country Healthcare, Inc.*	14,300	178,464
CryoLife, Inc.	8,000	90,640
CSS Industries, Inc.	5,400	149,256
Cumberland Pharmaceuticals, Inc.*	11,500	69,000
Cutera, Inc.*, 1	1,600	17,088
Cynosure, Inc. - Class A*	576	15,794
Dean Foods Co.[1]	16,900	327,522
Depomed, Inc.*	4,600	74,106
DeVry Education Group, Inc.[1]	13,100	621,857
Digirad Corp.	2,900	12,644
Edgewater Technology, Inc.*	5,000	37,525
Electro Rent Corp.	2,500	35,100
Ennis, Inc.	10,200	137,394
Ensign Group, Inc.	5,700	253,023
Exactech, Inc.*	600	14,142
Five Star Quality Care, Inc.*	5,700	23,655
Fresh Del Monte Produce, Inc.	25,700	862,235
FTI Consulting, Inc.*	12,200	471,286
Global Cash Access Holdings, Inc.*	7,200	51,480
Grand Canyon Education, Inc.*, 1	1,500	69,990
Great Lakes Dredge & Dock Corp.*, 1	11,400	97,584
Greatbatch, Inc.*	5,600	276,080
Green Dot Corp. - Class A*	5,400	110,646
Hackett Group, Inc.	14,600	128,334
Hanger, Inc.*	1,400	30,660
Harvard Bioscience, Inc.*	19,100	108,297
Health Net, Inc.*	24,461	1,309,397
HealthSouth Corp.	1,800	69,228
Healthways, Inc.*	9,800	194,824
Heartland Payment Systems, Inc.	900	48,555
Heidrick & Struggles International, Inc.	2,800	64,540
Helen of Troy Ltd.*	10,370	674,672
Heska Corp.*	4,100	74,333
Hill International, Inc.*	1,100	4,224
Hudson Global, Inc.*, 1	7,564	23,448

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
ICF International, Inc.*	2,598	$106,466
ICU Medical, Inc.*	2,000	163,800
Impax Laboratories, Inc.*, 1	4,700	148,896
Infinity Pharmaceuticals, Inc.*	4,500	76,005
InfuSystems Holdings, Inc.*	1,776	5,594
Ingles Markets, Inc. - Class A	6,900	255,921
Insperity, Inc.	1,700	57,613
Invacare Corp.	7,400	124,024
J&J Snack Foods Corp.	3,800	413,326
John B Sanfilippo & Son, Inc.	9,968	453,544
K12, Inc.*	2,850	33,830
KAR Auction Services, Inc.	15,900	550,935
Kelly Services, Inc. - Class A	6,400	108,928
Kindred Healthcare, Inc.	11,500	209,070
Korn/Ferry International*	4,500	129,420
LeMaitre Vascular, Inc.	1,739	13,303
LHC Group, Inc.*	7,500	233,850
LifePoint Hospitals, Inc.*	12,900	927,639
Lifeway Foods, Inc.*	7,500	138,975
Magellan Health, Inc.*	5,700	342,171
Mannatech, Inc.*	2,800	74,620
Mastech Holdings, Inc.*	400	4,248
Matthews International Corp. - Class A	4,930	239,943
McGrath RentCorp	4,435	159,039
Merit Medical Systems, Inc.*	9,200	159,436
MGP Ingredients, Inc.	6,146	97,476
Molina Healthcare, Inc.*	6,000	321,180
Monster Worldwide, Inc.*	33,700	155,694
Multi-Color Corp.	6,038	334,626
Myriad Genetics, Inc.*, 1	200	6,812
National American University Holdings, Inc.[1]	1,800	4,833
National Healthcare Corp.	2,100	131,964
Natural Grocers by Vitamin Cottage, Inc.*	2,900	81,693
Nature's Sunshine Products, Inc.	898	13,308
Natus Medical, Inc.*	5,300	191,012
Navigant Consulting, Inc.*	10,400	159,848
Newtek Business Services Corp.*	100	1,476
Nutraceutical International Corp.*, 1	1,351	29,128
Nutrisystem, Inc.	2,900	56,695
Omega Protein Corp.*	4,200	44,394
On Assignment, Inc.*	1,100	36,509
OvaScience, Inc.*	1,000	44,220
Owens & Minor, Inc.	2,900	101,819
PAREXEL International Corp.*	415	23,057

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Perceptron, Inc.	2,700	$26,865
Pernix Therapeutics Holdings, Inc.*	3,826	35,926
PharMerica Corp.*	4,000	82,840
PHH Corp.*	22,000	527,120
Post Holdings, Inc.*	8,900	372,821
PRGX Global, Inc.*	1,118	6,395
Providence Service Corp.*	500	18,220
PTC Therapeutics, Inc.*	550	28,474
Quad/Graphics, Inc.	8,025	184,254
RadNet, Inc.*	4,400	37,576
RCM Technologies, Inc.[1]	6,300	44,100
Relypsa, Inc.*, 1	5,300	163,240
Rent-A-Center, Inc.[1]	10,700	388,624
Resources Connection, Inc.	1,998	32,867
RPX Corp.*	800	11,024
RR Donnelley & Sons Co.	4,300	72,262
RTI Surgical, Inc.*	9,300	48,360
SciClone Pharmaceuticals, Inc.*	28,232	247,312
Seaboard Corp.*	90	377,815
Select Medical Holdings Corp.	29,249	421,186
Seneca Foods Corp. - Class A*, 1	1,600	43,248
ServiceSource International, Inc.*	3,900	18,252
Skilled Healthcare Group, Inc. - Class A*	17,700	151,689
Snyder's-Lance, Inc.	7,700	235,235
Sotheby's	1,400	60,452
Span-America Medical Systems, Inc.	142	2,414
SpartanNash Co.	18,100	473,134
Spectrum Pharmaceuticals, Inc.*, 1	500	3,465
STERIS Corp.	300	19,455
Strayer Education, Inc.*, 1	1,000	74,280
Sucampo Pharmaceuticals, Inc. - Class A*	4,800	68,544
Symmetry Surgical, Inc.*, 1	3,800	29,602
Synergetics USA, Inc.*	23,582	102,582
Synutra International, Inc.*, 1	700	4,256
Tree.com, Inc.*	900	43,506
TreeHouse Foods, Inc.*	1,325	113,327
TriNet Group, Inc.*	1,100	34,408
Triple-S Management Corp. - Class B*	12,600	301,266
TrueBlue, Inc.*	800	17,800
Tumi Holdings, Inc.*	1,600	37,968
U.S. Physical Therapy, Inc.	1,800	75,528
Universal American Corp.*	24,400	226,432
Universal Technical Institute, Inc.	850	8,364
USANA Health Sciences, Inc.*	700	71,813

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
VCA, Inc.*	8,556	$417,276
Viad Corp.	6,800	181,288
Village Super Market, Inc. - Class A	504	13,794
Weight Watchers International, Inc.*	318	7,899
Weis Markets, Inc.	5,152	246,369
WellCare Health Plans, Inc.*, 1	4,500	369,270
West Pharmaceutical Services, Inc.	1,100	58,564
		25,445,376

DIVERSIFIED – 0.1%
Harbinger Group, Inc.*	11,300	160,008
Resource America, Inc. - Class A1	1,443	13,045
		173,053

ENERGY – 6.4%
Adams Resources & Energy, Inc.	1,095	54,695
Alon USA Energy, Inc.	23,200	293,944
Alpha Natural Resources, Inc.*	100	167
Apco Oil and Gas International, Inc.*	400	5,612
Approach Resources, Inc.*	4,800	30,672
Atwood Oceanics, Inc.*	2,100	59,577
Basic Energy Services, Inc.*	15,766	110,520
Bill Barrett Corp.*	5,500	62,645
Bristow Group, Inc.[1]	16,420	1,080,272
C&J Energy Services, Inc.*	9,334	123,302
Callon Petroleum Co.*	13,500	73,575
CARBO Ceramics, Inc.[1]	1,000	40,050
Carrizo Oil & Gas, Inc.*	1,500	62,400
Clayton Williams Energy, Inc.*	100	6,380
Clean Energy Fuels Corp.*, 1	3,500	17,482
Cloud Peak Energy, Inc.*	13,870	127,327
Comstock Resources, Inc.[1]	24,800	168,888
Contango Oil & Gas Co.*	6,100	178,364
CVR Energy, Inc.	1,800	69,678
Dawson Geophysical Co.	2,770	33,877
Delek U.S. Holdings, Inc.	22,250	606,980
Dril-Quip, Inc.*	1,000	76,730
Energy XXI Ltd.[1]	22,800	74,328
EP Energy Corp. - Class A*	1,800	18,792
EXCO Resources, Inc.[1]	14,100	30,597
Exterran Holdings, Inc.	13,100	426,798
Flotek Industries, Inc.*	1,900	35,587
Forbes Energy Services Ltd.*	15,100	18,271
Forest Oil Corp.*	18,300	4,118
Forum Energy Technologies, Inc.*	1,600	33,168

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
ENERGY (Continued)
Frank's International N.V.	17,500	$291,025
FutureFuel Corp.	3,400	44,268
Geospace Technologies Corp.*	700	18,550
Goodrich Petroleum Corp.*, 1	3,500	15,540
Green Plains, Inc.	20,200	500,556
Gulf Island Fabrication, Inc.	5,811	112,675
Gulfmark Offshore, Inc. - Class A1	10,700	261,294
Halcon Resources Corp.*, 1	17,000	30,260
Hallador Energy Co.	17,194	189,306
Harvest Natural Resources, Inc.*	15,548	28,142
Helix Energy Solutions Group, Inc.*	33,100	718,270
Hercules Offshore, Inc.*, 1	47,900	47,900
ION Geophysical Corp.*	12,000	33,000
Key Energy Services, Inc.*	40,000	66,800
Matador Resources Co.*	3,800	76,874
Matrix Service Co.*	1,394	31,114
McDermott International, Inc.*, 1	25,900	75,369
Mitcham Industries, Inc.*	5,800	34,394
MRC Global, Inc.*	7,100	107,565
Murphy USA, Inc.*	1,400	96,404
Nabors Industries Ltd.	7,000	90,860
Natural Gas Services Group, Inc.*	5,441	125,361
Newfield Exploration Co.*	2,700	73,224
Newpark Resources, Inc.*	29,500	281,430
North Atlantic Drilling Ltd.	9,700	15,811
Northern Oil and Gas, Inc.*, 1	20,800	117,520
Nuverra Environmental Solutions, Inc.*, 1	500	2,775
Oasis Petroleum, Inc.*, 1	2,200	36,388
Oil States International, Inc.*	800	39,120
Pacific Drilling S.A.*	3,700	17,168
Parker Drilling Co.*	53,000	162,710
Patterson-UTI Energy, Inc.	3,200	53,088
PBF Energy, Inc. - Class A	4,300	114,552
PDC Energy, Inc.*	9,000	371,430
Peabody Energy Corp.	4,400	34,056
Penn Virginia Corp.*, 1	35,700	238,476
PHI, Inc.*, 2	5,700	213,180
PHI, Inc.*	100	3,526
Pioneer Energy Services Corp.*	8,000	44,320
Primoris Services Corp.	2,400	55,776
Renewable Energy Group, Inc.*, 1	13,900	134,969
Resolute Energy Corp.*, 1	4,000	5,280
REX American Resources Corp.*	3,718	230,404

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
ENERGY (Continued)
Rex Energy Corp.*, 1	4,800	$24,480
Rosetta Resources, Inc.*	4,000	89,240
Rowan Cos. PLC - Class A	7,500	174,900
RPC, Inc.	5,300	69,112
RSP Permian, Inc.*, 1	3,300	82,962
Sanchez Energy Corp.*, 1	3,500	32,515
SandRidge Energy, Inc.*, 1	9,400	17,108
SEACOR Holdings, Inc.*	5,000	369,050
SM Energy Co.	500	19,290
Stone Energy Corp.*	19,300	325,784
Superior Energy Services, Inc.	10,600	213,590
Swift Energy Co.*, 1	15,900	64,395
Tesco Corp.	10,600	135,892
TETRA Technologies, Inc.*	23,400	156,312
TransAtlantic Petroleum Ltd.*	2,800	15,092
Triangle Petroleum Corp.*, 1	25,300	120,934
Ultra Petroleum Corp.*	2,500	32,900
Unit Corp.*	2,500	85,250
VAALCO Energy, Inc.*	10,500	47,880
Vantage Drilling Co.*	100	49
W&T Offshore, Inc.[1]	22,600	165,884
Warren Resources, Inc.*	19,500	31,395
Western Refining, Inc.	6,600	249,348
Westmoreland Coal Co.*	1,600	53,136
Whiting Petroleum Corp.*	1,600	52,800
Willbros Group, Inc.*	3,300	20,691
WPX Energy, Inc.*	4,600	53,498
		11,869,013

FINANCIAL – 27.6%
1st Century Bancshares, Inc.*	700	4,477
1st Constitution Bancorp*	600	6,549
1st Source Corp.	6,300	216,153
Acacia Research Corp.	4,800	81,312
Access National Corp.[1]	771	13,053
ACNB Corp.[1]	1,200	26,100
Aircastle Ltd.	19,000	406,030
Alexander & Baldwin, Inc.	4,500	176,670
Ambac Financial Group, Inc.*	13,200	323,400
American Equity Investment Life Holding Co.	36,340	1,060,765
American National Bankshares, Inc.	1,366	33,890
American National Insurance Co.	1,500	171,390
American River Bankshares*	1,300	12,246
Ameris Bancorp	2,000	51,280

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIAL (Continued)
AMERISAFE, Inc.	3,688	$156,224
AmeriServ Financial, Inc.	6,700	21,038
Ames National Corp.[1]	500	12,970
AmTrust Financial Services, Inc.[1]	6,576	369,900
Argo Group International Holdings Ltd.	8,426	467,390
Arrow Financial Corp.[1]	756	20,782
Aspen Insurance Holdings Ltd.	8,000	350,160
Associated Banc-Corp	9,400	175,122
Asta Funding, Inc.*	2,900	25,375
Astoria Financial Corp.	25,400	339,344
Atlantic American Corp.[1]	2,600	10,478
Atlantic Coast Financial Corp.*, 1	1,200	4,776
Atlanticus Holdings Corp.*	7,100	18,318
Baldwin & Lyons, Inc. - Class B	3,500	90,230
Banc of California, Inc.	3,000	34,410
BancFirst Corp.	1,192	75,561
Bancorp of New Jersey, Inc.[1]	1,100	12,639
Bancorp, Inc.*	2,600	28,314
BancorpSouth, Inc.	9,600	216,096
Bank Mutual Corp.[1]	4,501	30,877
Bank of Commerce Holdings	2,500	14,925
Bank of Kentucky Financial Corp.	680	32,824
Bank of Marin Bancorp	655	34,446
BankFinancial Corp.	4,700	55,742
Banner Corp.	3,110	133,792
Bar Harbor Bankshares	1,821	58,272
Baylake Corp.[1]	809	10,104
BBCN Bancorp, Inc.	1,700	24,446
BBX Capital Corp. - Class A*	1,200	19,740
BCB Bancorp, Inc.[1]	800	9,384
Bear State Financial, Inc.*, 1	4,900	53,900
Berkshire Hills Bancorp, Inc.	5,216	139,059
BNC Bancorp	1,600	27,536
Boston Private Financial Holdings, Inc.	11,900	160,293
Bridge Bancorp, Inc.[1]	1,000	26,750
Bridge Capital Holdings*	1,535	34,353
Brookline Bancorp, Inc.	18,600	186,558
Bryn Mawr Bank Corp.	477	14,930
C&F Financial Corp.[1]	500	19,870
Calamos Asset Management, Inc. - Class A	6,000	79,920
California First National Bancorp	300	4,278
Camden National Corp.	381	15,179
Cape Bancorp, Inc.	1,500	14,115
Capital Bank Financial Corp. - Class A*	6,722	180,150

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIAL (Continued)
Capital City Bank Group, Inc.[1]	3,545	$55,089
Capital Senior Living Corp.*	6,400	159,424
Capital Southwest Corp.[1]	1,400	53,074
Capitol Federal Financial, Inc.	32,800	419,184
Cardinal Financial Corp.	4,200	83,286
Cascade Bancorp*	4,886	25,358
Cathay General Bancorp	15,600	399,204
Centerstate Banks, Inc.	3,800	45,258
Central Pacific Financial Corp.	3,000	64,500
Central Valley Community Bancorp	1,060	11,745
Century Bancorp, Inc. - Class A1	815	32,649
Chemical Financial Corp.	5,800	177,712
Chemung Financial Corp.[1]	134	3,710
Cheviot Financial Corp.[1]	2,500	35,525
CIFC Corp.	900	7,443
Citizens & Northern Corp.	700	14,469
Citizens, Inc.*, 1	17,400	132,240
City Holding Co.	1,599	74,401
CNB Financial Corp.	930	17,205
CNO Financial Group, Inc.	61,870	1,065,401
CoBiz Financial, Inc.	4,300	56,459
Codorus Valley Bancorp, Inc.	561	11,416
Colony Bankcorp, Inc.*	3,800	29,944
Columbia Banking System, Inc.	10,000	276,100
Community Bank Shares of Indiana, Inc.[1]	571	15,817
Community Bank System, Inc.	2,700	102,951
Community Bankers Trust Corp.*	3,286	14,524
Community Financial Corp.	100	2,005
Community Trust Bancorp, Inc.	680	24,895
Community West Bancshares	904	6,120
ConnectOne Bancorp, Inc.	1,000	19,000
Consumer Portfolio Services, Inc.*, 1	3,800	27,968
Cowen Group, Inc. - Class A*	33,000	158,400
Crawford & Co. - Class A	2,800	23,996
Crawford & Co. - Class B	17,100	175,788
Credit Acceptance Corp.*	50	6,821
CU Bancorp*, 1	852	18,480
Customers Bancorp, Inc.*	1,440	28,022
CVB Financial Corp.	5,600	89,712
Dime Community Bancshares, Inc.	4,900	79,772
Donegal Group, Inc. - Class A	5,031	80,395
Eagle Bancorp, Inc.*	1,237	43,938
Eastern Virginia Bankshares, Inc.*	2,700	17,469
EMC Insurance Group, Inc.	4,633	164,286

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIAL (Continued)
Employers Holdings, Inc.	6,200	$145,762
Encore Capital Group, Inc.*, 1	1,600	71,040
Endurance Specialty Holdings Ltd.[1]	17,575	1,051,688
Enova International, Inc.*	7,411	164,969
Enstar Group Ltd.*	2,700	412,803
Enterprise Bancorp, Inc.[1]	1,000	25,250
Enterprise Financial Services Corp.	3,100	61,163
ESB Financial Corp.	5,885	111,462
ESSA Bancorp, Inc.	3,328	39,936
Evans Bancorp, Inc.[1]	300	7,395
EverBank Financial Corp.	8,680	165,441
Farmers Capital Bank Corp.*	2,000	46,580
Farmers National Banc Corp.[1]	5,600	46,760
FBL Financial Group, Inc. - Class A	13,100	760,193
Federal Agricultural Mortgage Corp. - Class C	2,648	80,340
Federated National Holding Co.	2,200	53,152
Fidelity Southern Corp.	4,207	67,775
Financial Institutions, Inc.	2,430	61,115
First Acceptance Corp.*	3,479	8,871
First American Financial Corp.	11,100	376,290
First Bancorp, Inc.	870	15,738
First BanCorp/Puerto Rico*	9,700	56,939
First Bancorp/Troy NC1	1,300	24,011
First Bancshares, Inc.	1,086	15,758
First Bank/Hamilton NJ*	1,300	8,112
First Busey Corp.	25,649	166,975
First Business Financial Services, Inc.	606	29,033
First Capital Bancorp, Inc.*	2,400	10,560
First Citizens Banc Corp.	2,440	25,132
First Citizens BancShares, Inc. - Class A	1,300	328,627
First Clover Leaf Financial Corp.	500	4,380
First Commonwealth Financial Corp.	18,320	168,910
First Community Bancshares, Inc.	2,700	44,469
First Community Corp.[1]	700	7,973
First Defiance Financial Corp.	5,000	170,300
First Financial Bancorp	16,300	303,017
First Financial Corp.	2,511	89,442
First Financial Northwest, Inc.	10,700	128,828
First Horizon National Corp.	13,000	176,540
First Interstate BancSystem, Inc. - Class A	6,500	180,830
First Merchants Corp.	10,105	229,889
First Midwest Bancorp, Inc.	20,500	350,755
First NBC Bank Holding Co.*	2,600	91,520
First of Long Island Corp.	1,350	38,300

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIAL (Continued)
First South Bancorp, Inc./Washington NC	500	$3,980
First United Corp.*	1,902	16,338
FirstMerit Corp.	3,700	69,893
Flagstar Bancorp, Inc.*	4,800	75,504
Flushing Financial Corp.	6,100	123,647
FNB Corp.	26,000	346,320
Forestar Group, Inc.*, 1	2,600	40,040
Franklin Financial Corp.*, 1	1,500	31,770
FRP Holdings, Inc.*, 1	1,800	70,578
FS Bancorp, Inc.	100	1,825
Fulton Financial Corp.	52,200	645,192
Gain Capital Holdings, Inc.	14,100	127,182
German American Bancorp, Inc.	710	21,669
GFI Group, Inc.[1]	10,400	56,680
Glacier Bancorp, Inc.	6,900	191,613
Great Southern Bancorp, Inc.[1]	1,895	75,175
Greenlight Capital Re Ltd. - Class A*	3,300	107,745
Guaranty Bancorp[1]	3,000	43,320
Guaranty Federal Bancshares, Inc.[1]	965	12,931
Hallmark Financial Services, Inc.*	15,299	184,965
Hancock Holding Co.	1,400	42,980
Hanmi Financial Corp.	2,200	47,982
Hanover Insurance Group, Inc.	13,100	934,292
Hawthorn Bancshares, Inc.	416	6,084
HCI Group, Inc.	1,600	69,184
Heartland Financial USA, Inc.	1,700	46,070
Heritage Commerce Corp.	4,639	40,962
Heritage Financial Corp.	3,270	57,389
Heritage Financial Group, Inc.	1,700	44,030
Heritage Oaks Bancorp	2,870	24,079
HF Financial Corp.	650	9,068
Higher One Holdings, Inc.*	11,800	49,678
Hilltop Holdings, Inc.*	9,500	189,525
HMN Financial, Inc.*	1,020	12,648
Home Bancorp, Inc.	1,220	27,987
HomeStreet, Inc.	500	8,705
HopFed Bancorp, Inc.	1,074	13,661
Horace Mann Educators Corp.	15,900	527,562
Horizon Bancorp	1,900	49,666
Hudson Valley Holding Corp.	4,088	111,030
Iberiabank Corp.	3,871	251,034
IF Bancorp, Inc.	200	3,316
Imperial Holdings, Inc.*, 1	130	848
Independence Holding Co.[1]	4,150	57,893

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIAL (Continued)
Independent Bank Corp.	2,189	$28,566
Independent Bank Corp./Rockland MA1	1,800	77,058
Infinity Property & Casualty Corp.	4,460	344,580
Interactive Brokers Group, Inc. - Class A	20,100	586,116
International Bancshares Corp.	13,500	358,290
Intervest Bancshares Corp.	8,800	88,440
INTL. FCStone, Inc.*	295	6,068
Investment Technology Group, Inc.*	7,475	155,629
Investors Title Co.	400	28,944
Janus Capital Group, Inc.[1]	53,600	864,568
JMP Group, Inc.	17,600	134,112
KCG Holdings, Inc. - Class A*	2,189	25,502
Kemper Corp.	17,900	646,369
Lakeland Bancorp, Inc.[1]	6,435	75,290
Lakeland Financial Corp.	1,400	60,858
Landmark Bancorp, Inc./Manhattan KS	420	8,912
LaPorte Bancorp, Inc.[1]	415	5,183
LCNB Corp.	100	1,507
LNB Bancorp, Inc.[1]	2,200	39,666
Louisiana Bancorp, Inc./Metaire LA	1,170	26,536
Macatawa Bank Corp.[1]	4,200	22,848
Maiden Holdings Ltd.[1]	26,900	344,051
MainSource Financial Group, Inc.	3,403	71,191
Manning & Napier, Inc.	100	1,382
Marcus & Millichap, Inc.*	2,800	93,100
MarketAxess Holdings, Inc.	3,300	236,643
Marlin Business Services Corp.	6,200	127,286
MB Financial, Inc.	12,543	412,163
MBIA, Inc.*	61,900	590,526
MBT Financial Corp.*	7,000	34,930
Meadowbrook Insurance Group, Inc.[1]	9,500	80,370
Mercantile Bank Corp.	1,630	34,263
Merchants Bancshares, Inc.	690	21,135
Mercury General Corp.	12,800	725,376
Meta Financial Group, Inc.	600	21,024
Metro Bancorp, Inc.*	3,450	89,424
MicroFinancial, Inc.	5,200	53,066
Middleburg Financial Corp.	700	12,684
MidSouth Bancorp, Inc.	2,600	45,084
MidWestOne Financial Group, Inc.	2,100	60,501
Monarch Financial Holdings, Inc.	2,283	31,391
Montpelier Re Holdings Ltd.[1]	24,800	888,336
MutualFirst Financial, Inc.	1,726	37,920
NASB Financial, Inc.[1]	520	12,584

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIAL (Continued)
National Bankshares, Inc.[1]	800	$24,312
National Interstate Corp.	3,300	98,340
National Penn Bancshares, Inc.	19,050	200,501
National Western Life Insurance Co. - Class A	1,800	484,650
Nationstar Mortgage Holdings, Inc.*, 1	6,200	174,778
Naugatuck Valley Financial Corp.*	300	2,577
Navigators Group, Inc.*	9,833	721,152
NBT Bancorp, Inc.[1]	3,400	89,318
Nelnet, Inc. - Class A	8,700	403,071
New Hampshire Thrift Bancshares, Inc.	690	10,778
NewBridge Bancorp*	7,100	61,841
NewStar Financial, Inc.*	7,600	97,280
Northeast Bancorp	694	6,690
Northrim BanCorp, Inc.	800	20,992
Northwest Bancshares, Inc.	17,400	218,022
Norwood Financial Corp.	500	14,525
Oak Valley Bancorp	400	4,080
Ocean Shore Holding Co.	310	4,467
OceanFirst Financial Corp.	4,500	77,130
Ocwen Financial Corp.*	23,400	353,340
Old Line Bancshares, Inc.[1]	1,300	20,566
Old National Bancorp[1]	25,400	377,952
Old Point Financial Corp.	861	12,915
Old Second Bancorp, Inc.*	6,300	33,831
OneBeacon Insurance Group Ltd. - Class A	1,500	24,300
Oneida Financial Corp.	330	4,165
Oppenheimer Holdings, Inc. - Class A	1,900	44,175
Oritani Financial Corp.	1,652	25,441
Orrstown Financial Services, Inc.*	533	9,050
Pacific Continental Corp.	900	12,762
Pacific Mercantile Bancorp*	1,800	12,672
Pacific Premier Bancorp, Inc.*	1,930	33,447
Palmetto Bancshares, Inc.[1]	400	6,680
Park National Corp.[1]	2,100	185,808
Park Sterling Corp.	9,110	66,959
Parke Bancorp, Inc.[1]	2,400	27,600
Peapack Gladstone Financial Corp.	765	14,198
Penns Woods Bancorp, Inc.[1]	400	19,704
PennyMac Financial Services, Inc. - Class A*	3,200	55,360
Peoples Bancorp of North Carolina, Inc.	300	5,391
Peoples Bancorp, Inc.	1,800	46,674
Phoenix Cos., Inc.*, 1	4,400	303,028
PICO Holdings, Inc.*	1,400	26,390
Pinnacle Financial Partners, Inc.	9,600	379,584

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIAL (Continued)
Piper Jaffray Cos.*	5,300	$307,877
Platinum Underwriters Holdings Ltd.	6,100	447,862
Preferred Bank/Los Angeles CA	3,300	92,037
Premier Financial Bancorp, Inc.[1]	2,300	35,834
Primerica, Inc.	9,900	537,174
PrivateBancorp, Inc.	15,547	519,270
ProAssurance Corp.	2,600	117,390
Provident Financial Holdings, Inc.	2,000	30,260
Provident Financial Services, Inc.	12,800	231,168
Pulaski Financial Corp.	1,490	18,372
QCR Holdings, Inc.	1,740	31,390
Radian Group, Inc.[1]	13,600	227,392
Regional Management Corp.*	2,500	39,525
Renasant Corp.	9,000	260,370
Republic Bancorp, Inc. - Class A	300	7,416
Republic First Bancorp, Inc.*	3,400	12,750
Riverview Bancorp, Inc.*, 1	3,648	16,343
RLI Corp.[1]	12,300	607,620
S&T Bancorp, Inc.	6,316	188,280
Safety Insurance Group, Inc.	5,750	368,057
Sandy Spring Bancorp, Inc.	4,031	105,128
Seacoast Banking Corp. of Florida*	7,875	108,281
Security National Financial Corp. - Class A*, 1	5,565	32,054
Selective Insurance Group, Inc.	29,493	801,325
Severn Bancorp, Inc.*	2,200	9,988
Shore Bancshares, Inc.*	3,600	33,642
Sierra Bancorp	3,600	63,216
Simmons First National Corp. - Class A	852	34,634
Simplicity Bancorp, Inc.	1,900	32,585
South State Corp.	3,755	251,885
Southern First Bancshares, Inc.*, 1	2,000	32,660
Southern National Bancorp of Virginia, Inc.[1]	1,800	20,340
Southside Bancshares, Inc.[1]	3,154	91,182
Southwest Bancorp, Inc.	6,100	105,896
StanCorp Financial Group, Inc.	10,400	726,544
State Auto Financial Corp.	11,155	247,864
State Bank Financial Corp.	7,600	151,848
Sterling Bancorp	11,561	166,247
Stewart Information Services Corp.[1]	8,600	318,544
Stifel Financial Corp.*, 1	1,450	73,979
Stock Yards Bancorp, Inc.	1,300	43,342
Stratus Properties, Inc.*	700	9,534
Suffolk Bancorp[1]	700	15,897
Summit Financial Group, Inc.*	1,501	17,239

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIAL (Continued)
Summit State Bank[1]	2,840	$38,965
Susquehanna Bancshares, Inc.	19,100	256,513
SWS Group, Inc.*, 1	4,200	29,022
Symetra Financial Corp.	39,200	903,560
Synovus Financial Corp.	8,828	239,151
TCF Financial Corp.	3,900	61,971
Territorial Bancorp, Inc.	200	4,310
Texas Capital Bancshares, Inc.*	1,100	59,763
Third Point Reinsurance Ltd.*	1,400	20,286
Timberland Bancorp, Inc.	1,378	14,607
Tompkins Financial Corp.	3,029	167,504
Towne Bank/Portsmouth VA1	1,975	29,862
Transcontinental Realty Investors, Inc.*	1,100	11,473
Trico Bancshares	3,125	77,188
TrustCo Bank Corp. NY	19,200	139,392
Trustmark Corp.	7,850	192,639
Two River Bancorp	1,800	15,174
Umpqua Holdings Corp.	62,024	1,055,028
Union Bankshares Corp.	8,529	205,378
United Bancshares, Inc.	500	7,330
United Bankshares, Inc.[1]	8,459	316,790
United Community Bancorp	995	11,592
United Community Banks, Inc.	5,600	106,064
United Community Financial Corp.	30,260	162,496
United Financial Bancorp, Inc.	7,289	104,670
United Fire Group, Inc.	9,000	267,570
United Insurance Holdings Corp.[1]	16,906	371,087
United Security Bancshares, Inc.	500	4,415
United Security Bancshares/Fresno CA*, 1	4,526	24,666
Unity Bancorp, Inc.	3,002	28,339
Universal Insurance Holdings, Inc.	18,100	370,145
Univest Corp. of Pennsylvania	1,800	36,432
Validus Holdings Ltd.	21,800	906,008
Valley Financial Corp./Roanoke VA	900	17,829
Valley National Bancorp[1]	5,191	50,405
ViewPoint Financial Group, Inc.	1,900	45,315
WageWorks, Inc.*	900	58,113
Walker & Dunlop, Inc.*	9,800	171,892
Washington Federal, Inc.[1]	22,500	498,375
Washington Trust Bancorp, Inc.	1,600	64,288
WashingtonFirst Bankshares, Inc.[1]	210	3,177
Waterstone Financial, Inc.[1]	3,324	43,711
Webster Financial Corp.	15,200	494,456
WesBanco, Inc.	7,261	252,683

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIAL (Continued)
West Bancorporation, Inc.	2,220	$37,784
Westfield Financial, Inc.	6,000	44,040
Wilshire Bancorp, Inc.	10,400	105,352
Wintrust Financial Corp.	11,400	533,064
WSFS Financial Corp.	800	61,512
Xenith Bankshares, Inc.*	3,000	19,200
Yadkin Financial Corp.*, 1	1,445	28,394
		50,826,292

INDUSTRIAL – 17.9%
AAR Corp.	12,300	341,694
Advanced Energy Industries, Inc.*	5,300	125,610
Aegion Corp.*	7,989	148,675
AEP Industries, Inc.*	2,100	122,115
Aerovironment, Inc.*	700	19,075
Air Transport Services Group, Inc.*	15,800	135,248
Alamo Group, Inc.	4,900	237,356
Albany International Corp. - Class A	2,500	94,975
Allied Motion Technologies, Inc.	8,706	206,245
AM Castle & Co.*, 1	11,600	92,568
Ameresco, Inc. - Class A*, 1	6,622	46,354
American Electric Technologies, Inc.*	450	2,466
American Railcar Industries, Inc.[1]	3,500	180,250
Ampco-Pittsburgh Corp.	200	3,850
ArcBest Corp.[1]	13,100	607,447
Ardmore Shipping Corp.[1]	3,200	38,304
Argan, Inc.	2,000	67,280
Astec Industries, Inc.[1]	3,197	125,674
Astronics Corp.*	100	5,531
Atlas Air Worldwide Holdings, Inc.*, 1	15,350	756,755
AVX Corp.	12,200	170,800
Babcock & Wilcox Co.	600	18,180
Ballantyne Strong, Inc.*	3,465	14,241
Barnes Group, Inc.	9,900	366,399
Bel Fuse, Inc. - Class B	3,880	106,079
Bemis Co., Inc.	8,100	366,201
Benchmark Electronics, Inc.*	21,800	554,592
Berry Plastics Group, Inc.*	9,120	287,736
Blount International, Inc.*	4,200	73,794
Boise Cascade Co.*	14,400	534,960
Brady Corp. - Class A	4,600	125,764
Breeze-Eastern Corp.*, 1	697	7,075
Briggs & Stratton Corp.	15,500	316,510
Broadwind Energy, Inc.*	1,101	5,934

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
CAI International, Inc.*	12,500	$290,000
Ceco Environmental Corp.	2,300	35,742
Celadon Group, Inc.	10,700	242,783
Checkpoint Systems, Inc.*	7,252	99,570
CIRCOR International, Inc.	300	18,084
Coherent, Inc.*	3,399	206,387
Columbus McKinnon Corp.	5,700	159,828
Comfort Systems USA, Inc.	5,600	95,872
Con-way, Inc.	5,660	278,359
Core Molding Technologies, Inc.*	3,500	48,895
Covanta Holding Corp.	28,700	631,687
Covenant Transportation Group, Inc. - Class A*	26,142	708,710
Crane Co.	1,000	58,700
CTS Corp.	5,600	99,848
Cubic Corp.	2,300	121,072
Curtiss-Wright Corp.	10,700	755,313
Ducommun, Inc.*	1,600	40,448
DXP Enterprises, Inc.*	400	20,212
Dycom Industries, Inc.*	5,900	207,031
Dynamic Materials Corp.	335	5,367
Eastern Co.	2,500	42,875
Ecology and Environment, Inc. - Class A	400	3,676
Electro Scientific Industries, Inc.	2,445	18,973
EMCOR Group, Inc.	6,700	298,083
Encore Wire Corp.	3,400	126,922
ENGlobal Corp.*	41,500	78,850
Era Group, Inc.*	6,600	139,590
ESCO Technologies, Inc.[1]	2,900	107,010
Esterline Technologies Corp.*	8,800	965,184
Exelis, Inc.	19,600	343,588
Fabrinet*	4,300	76,282
FreightCar America, Inc.	2,000	52,620
Frequency Electronics, Inc.*	3,019	34,507
GATX Corp.	17,600	1,012,704
General Cable Corp.	17,400	259,260
General Finance Corp.*, 1	9,600	94,656
Gibraltar Industries, Inc.*	13,300	216,258
Goldfield Corp.*	8,800	21,384
GP Strategies Corp.*	2,300	78,039
GrafTech International Ltd.*	32,300	163,438
Granite Construction, Inc.	7,350	279,447
Graphic Packaging Holding Co.*	33,600	457,632
Greenbrier Cos., Inc.[1]	11,100	596,403
Greif, Inc. - Class A	900	42,507

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Griffon Corp.	22,900	$304,570
GSI Group, Inc.*	3,600	52,992
Handy & Harman Ltd.*	4,100	188,723
Hardinge, Inc.	4,200	50,064
Harsco Corp.	2,000	37,780
Haynes International, Inc.	3,000	145,500
Headwaters, Inc.*	3,700	55,463
Heartland Express, Inc.[1]	10,200	275,502
Heritage-Crystal Clean, Inc.*	400	4,932
Hillenbrand, Inc.	600	20,700
Hornbeck Offshore Services, Inc.*	14,300	357,071
Hudson Technologies, Inc.*	3,629	13,681
Hurco Cos., Inc.	3,202	109,156
Insteel Industries, Inc.	10,000	235,800
Integrated Electrical Services, Inc.*	7,300	56,940
International Shipholding Corp.	408	6,079
Iteris, Inc.*	10,667	18,454
Itron, Inc.*	4,700	198,763
Kadant, Inc.	3,200	136,608
Kaman Corp.	2,000	80,180
KBR, Inc.	4,200	71,190
Kemet Corp.*	2,020	8,484
Kennametal, Inc.	500	17,895
Key Technology, Inc.*	2,200	28,160
Kimball Electronics, Inc.*	7,300	87,746
Knight Transportation, Inc.	13,400	451,044
Knightsbridge Shipping Ltd.[1]	2,300	10,419
Kratos Defense & Security Solutions, Inc.*, 1	9,700	48,694
Lawson Products, Inc.*, 1	5,046	134,072
Layne Christensen Co.*, 1	3,200	30,528
LB Foster Co. - Class A	2,506	121,716
Lindsay Corp.	500	42,870
LMI Aerospace, Inc.*, 1	2,180	30,738
Louisiana-Pacific Corp.*, 1	64,160	1,062,490
LS Starrett Co. - Class A	7,021	139,929
LSB Industries, Inc.*	800	25,152
LSI Industries, Inc.	3,200	21,728
Lydall, Inc.*	7,188	235,910
Magnetek, Inc.*	1,900	77,235
Manitex International, Inc.*, 1	4,500	57,195
Manitowoc Co., Inc.	2,700	59,670
Marten Transport Ltd.[1]	22,400	489,664
MasTec, Inc.*	1,600	36,176
Matson, Inc.	13,003	448,864

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Methode Electronics, Inc.	5,100	$186,201
MFRI, Inc.*	1,688	11,833
MOCON, Inc.	1,100	19,624
Moog, Inc. - Class A*	4,200	310,926
Mueller Industries, Inc.	4,400	150,216
Mueller Water Products, Inc. - Class A	6,901	70,666
Multi-Fineline Electronix, Inc.*	127	1,426
Myers Industries, Inc.	4,200	73,920
MYR Group, Inc.*	2,200	60,280
National Presto Industries, Inc.	100	5,804
Navios Maritime Acquisition Corp.[1]	16,800	60,984
Newport Corp.*	9,300	177,723
NN, Inc.	1,900	39,064
Nordic American Tankers Ltd.[1]	18,700	188,309
Northwest Pipe Co.*	2,300	69,276
Olympic Steel, Inc.	3,700	65,786
Orbital Sciences Corp.*	6,300	169,407
Orion Energy Systems, Inc.*	700	3,850
Orion Marine Group, Inc.*	5,000	55,250
OSI Systems, Inc.*	800	56,616
PAM Transportation Services, Inc.*	9,637	499,582
Park-Ohio Holdings Corp.	1,900	119,757
Plexus Corp.*	4,600	189,566
Powell Industries, Inc.	700	34,349
PowerSecure International, Inc.*	1,600	18,640
Quality Distribution, Inc.*	3,500	37,240
Quanex Building Products Corp.	10,900	204,702
Radiant Logistics, Inc.*	2,829	11,967
Rand Logistics, Inc.*	936	3,697
Raven Industries, Inc.	1,400	35,000
Regal-Beloit Corp.	700	52,640
Rexnord Corp.*	1,100	31,031
Roadrunner Transportation Systems, Inc.*	100	2,335
Rofin-Sinar Technologies, Inc.*	9,000	258,930
Rogers Corp.*, 1	2,000	162,880
RTI International Metals, Inc.*	12,300	310,698
Saia, Inc.*	8,700	481,632
Sanmina Corp.*	23,500	552,955
Scorpio Tankers, Inc.	4,200	36,498
Ship Finance International Ltd.[1]	8,965	126,586
SIFCO Industries, Inc.	1,100	32,065
SL Industries, Inc.*, 1	1,400	54,600
SPX Corp.	1,000	85,920
Standex International Corp.	200	15,452

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Sterling Construction Co., Inc.*, 1	3,300	$21,087
Stoneridge, Inc.*	1,600	20,576
Sturm Ruger & Co., Inc.	300	10,389
Swift Transportation Co.*	10,300	294,889
Synalloy Corp.	2,103	37,034
Sypris Solutions, Inc.	3,985	10,520
TAL International Group, Inc.[1]	4,975	216,761
Tech Data Corp.*	9,400	594,362
Teekay Tankers Ltd. - Class A1	35,100	177,606
Teledyne Technologies, Inc.*	5,000	513,700
Terex Corp.	2,600	72,488
Tetra Tech, Inc.	5,550	148,185
Textainer Group Holdings Ltd.	2,200	75,504
Tidewater, Inc.[1]	6,900	223,629
Transcat, Inc.*	1,941	19,546
TRC Cos., Inc.*, 1	6,400	40,576
Tredegar Corp.	16,292	366,407
TTM Technologies, Inc.*, 1	15,600	117,468
Tutor Perini Corp.*	12,600	303,282
Twin Disc, Inc.	500	9,930
U.S. Concrete, Inc.*	2,500	71,125
UFP Technologies, Inc.*	1,700	41,795
Universal Forest Products, Inc.	5,900	313,880
USA Truck, Inc.*, 1	11,461	325,492
UTi Worldwide, Inc.*	2,200	26,554
Viasystems Group, Inc.*	5,200	84,656
Vicor Corp.*	1,799	21,768
Vishay Intertechnology, Inc.[1]	44,450	628,967
Vishay Precision Group, Inc.*	4,000	68,640
VSE Corp.	1,400	92,260
Watts Water Technologies, Inc. - Class A	5,200	329,888
Werner Enterprises, Inc.	9,500	295,925
Willis Lease Finance Corp.*	4,600	100,740
Woodward, Inc.	1,500	73,845
XPO Logistics, Inc.*, 1	1,112	45,459
YRC Worldwide, Inc.*	5,800	130,442
ZAGG, Inc.*	1,700	11,543
		33,098,861
TECHNOLOGY – 8.3%
Agilysys, Inc.*	6,500	81,835
Allscripts Healthcare Solutions, Inc.*	2,800	35,756
Alpha & Omega Semiconductor Ltd.*	4,600	40,710
American Software, Inc. - Class A	1,900	17,309

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Amkor Technology, Inc.*	25,900	$183,890
Amtech Systems, Inc.*	950	9,643
Astro-Med, Inc.[1]	3,800	62,700
Audience, Inc.*	4,300	18,920
AVG Technologies N.V.*	1,800	35,532
Avid Technology, Inc.*	14,950	212,439
Axcelis Technologies, Inc.*	29,500	75,520
AXT, Inc.*	16,900	47,320
BroadSoft, Inc.*	100	2,902
Brooks Automation, Inc.	25,300	322,575
BSQUARE Corp.*	4,200	19,110
CACI International, Inc. - Class A*	10,600	913,508
Cascade Microtech, Inc.*	8,330	121,701
CEVA, Inc.*	5,200	94,328
Ciber, Inc.*	1,505	5,343
Cirrus Logic, Inc.*	700	16,499
Cohu, Inc.	7,944	94,534
Computer Task Group, Inc.	1,900	18,107
Concurrent Computer Corp.	100	709
Convergys Corp.[1]	27,400	558,138
Cypress Semiconductor Corp.[1]	25,500	364,140
Datalink Corp.*	4,600	59,340
Digi International, Inc.*	13,600	126,344
Digital River, Inc.*	100	2,473
Diodes, Inc.*	6,700	184,719
DSP Group, Inc.*	16,100	175,007
Ebix, Inc.[1]	5,200	88,348
Electronics For Imaging, Inc.*	6,200	265,546
EMCORE Corp.*	6,400	33,920
Emulex Corp.*	30,400	172,368
Engility Holdings, Inc.*	4,806	205,697
Entegris, Inc.*	25,100	331,571
Epiq Systems, Inc.	5,700	97,356
Fairchild Semiconductor International, Inc.*	34,000	573,920
FormFactor, Inc.*	17,500	150,500
GSI Technology, Inc.*	890	4,441
Hutchinson Technology, Inc.*	12,429	43,502
iGATE Corp.*	4,300	169,764
Imation Corp.*	15,996	60,625
InnerWorkings, Inc.*, 1	1,800	14,022
Insight Enterprises, Inc.*	11,400	295,146
Integrated Silicon Solution, Inc.[1]	7,400	122,618
International Rectifier Corp.*	26,600	1,061,340
Intersil Corp. - Class A	26,600	384,902

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
inTEST Corp.*	300	$1,278
IXYS Corp.	1,600	20,160
KEYW Holding Corp.*, 1	4,204	43,638
Lattice Semiconductor Corp.*	5,200	35,828
Leidos Holdings, Inc.	900	39,168
Lexmark International, Inc. - Class A	4,505	185,921
Magnachip Semiconductor Corp.*	1,400	18,186
ManTech International Corp. - Class A	4,700	142,081
MAXIMUS, Inc.	900	49,356
Mentor Graphics Corp.	4,000	87,680
Mercury Systems, Inc.*	8,000	111,360
Mind CTI Ltd.	9,000	35,370
MKS Instruments, Inc.	13,200	483,120
MTS Systems Corp.	700	52,521
NCI, Inc. - Class A*	5,600	57,176
NetSol Technologies, Inc.*	4,200	17,514
OmniVision Technologies, Inc.*	22,800	592,800
PAR Technology Corp.*	12,423	76,401
PDF Solutions, Inc.*	1,300	19,318
Pericom Semiconductor Corp.*	25,200	341,208
Photronics, Inc.*	18,500	153,735
Planar Systems, Inc.*	8,200	68,634
Progress Software Corp.*	1,300	35,126
QLogic Corp.*	14,500	193,140
Qumu Corp.*	500	6,835
Radisys Corp.*	3,910	9,149
RealD, Inc.*, 1	3,100	36,580
Richardson Electronics Ltd./United States	2,200	22,000
Rovi Corp.*	3,100	70,029
Rudolph Technologies, Inc.*	1,800	18,414
Science Applications International Corp.	1,600	79,248
Seachange International, Inc.*	8,300	52,954
Sigma Designs, Inc.*	11,900	88,060
Silicon Image, Inc.*	21,800	120,336
Spansion, Inc. - Class A*	25,500	872,610
StarTek, Inc.*	9,510	92,723
Super Micro Computer, Inc.*	13,138	458,253
Sykes Enterprises, Inc.*	7,097	166,567
SYNNEX Corp.[1]	13,800	1,078,608
Take-Two Interactive Software, Inc.*	2,000	56,060
TriQuint Semiconductor, Inc.*	38,059	1,048,525
Ultra Clean Holdings, Inc.*	6,300	58,464
Unisys Corp.*	1,300	38,324
VeriFone Systems, Inc.*	3,200	119,040

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Wayside Technology Group, Inc.	1,200	$20,652
		15,350,787

TOTAL COMMON STOCKS (Cost $149,884,099)		179,543,604

RIGHTS – 0.0%
CONSUMER, NON-CYCLICAL – 0.0%
Providence Service Corporation*	500	—

TOTAL RIGHTS (Cost $0)		—

MONEY MARKET INVESTMENTS – 14.3%
BlackRock Liquidity Funds TempFund Portfolio, 0.07%[3,4]	14,938,722	14,938,722
Federated Treasury Obligations Fund, 0.01%[3]	5,044,716	5,044,716
Fidelity Institutional Money Market Portfolio - Class I, 0.06%[3,4]	6,402,310	6,402,310

TOTAL MONEY MARKET INVESTMENTS (Cost $26,385,748)		26,385,748

TOTAL INVESTMENTS – 111.7% (Cost $176,269,847)		205,929,352
Liabilities less other assets – (11.7)%		(21,565,186)

TOTAL NET ASSETS – 100.0%		$184,364,166

PLC – Public Limited Company

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $20,254,821 at December 31, 2014.
[2]	Shares are non-voting.
[3]	Variable rate security; the rate shown represents the rate at December 31, 2014.
[4]	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $21,341,032 at December 31, 2014.

See accompanying Notes to Schedule of Investments.

Vericimetry Funds
NOTES TO SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

1. Organization
Vericimetry Funds, a Delaware Statutory Trust (the “Trust”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust consists of the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)	Investment Valuation – Investments in securities traded on a national securities exchange, including common stocks and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Money market investments are valued at their traded net asset value. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (“the Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –	quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of December 31, 2014:

Vericimetry Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

	Level 1	Level 2*	Level 3**	Total
Investments in Securities
Common Stocks
Basic Materials	$7,341,184	$-	$-	$7,341,184
Communications	7,317,286	-	-	7,317,286
Consumer, Cyclical	28,109,831	11,921	-	28,121,752
Consumer, Non-Cyclical	25,445,376	-	-	25,445,376
Diversified	173,053	-	-	173,053
Energy	11,869,013	-	-	11,869,013
Financial	50,744,460	81,832	-	50,826,292
Industrial	33,049,966	48,895	-	33,098,861
Technology	15,350,787	-	-	15,350,787
Rights
Consumer, Non-Cyclical	-	-	-	-
Money Market Investments	26,385,748	-	-	26,385,748
Total Investments in Securities	$205,786,704	$142,648	$-	$205,929,352

*	The Fund held several securities classified as Level 2 securities at period end because these securities did not have any trading activity on December 31, 2014, and thus did not have a last reported sales price. As a result, these securities were valued at the mean between the most recent quoted bid and ask prices, in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Certain of these Level 2 securities which were held at the beginning of the year were classified as Level 1 securities at that time. The Fund recognizes transfers between levels at the end of the reporting period. The amount of such transfers out of Level 1 and into Level 2 was $107,091. The remaining securities were purchased during the period and are classified as Level 2 as of December 31, 2014.

Certain Level 1 securities which were held at the beginning of the year were classified as Level 2 securities at that time because they did not have any trading activity on September 30, 2014 and were valued at the mean between the most recent bid and ask prices. The amount of such transfers out of Level 2 into Level 1 was $192,031. There were no other transfers between Levels.

**	There were no Level 3 securities as of December 31, 2014.

(b)	Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, the Adviser (subject to oversight by the Board) will consider all relevant facts and circumstances, including the creditworthiness of the borrower. The loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned from securities loans of this type justifies the attendant risk. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. The Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions. The Fund may pay reasonable administrative and custodial fees in connection with the loan.

Vericimetry Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

At December 31, 2014, the value of securities loaned by the Fund was $20,254,821. Securities purchased via reinvestment of cash collateral received as part of the securities lending program can be found in the Fund’s Schedule of Investments.

3. Federal Income Tax Information
At September 30, 2014, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$195,160,305

Gross Unrealized Appreciation	$26,609,099
Gross Unrealized Depreciation	(6,617,407)

Net Unrealized Appreciation	$19,991,692

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures

(a) The registrant's certifying officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30a-3(c))) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Glenn S. Freed
Glenn S. Freed
President, Secretary and Treasurer

Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn S. Freed
Glenn S. Freed
President, Secretary and Treasurer

Date:	February 26, 2015